Discontinued Operations	12 Months Ended
Dec. 31, 2017
Discontinued Operations
Discontinued Operations

2.Discontinued Operations

During 2015, the company recorded an after-tax loss from discontinued operations of $6 million resulting from the settlement of lead exposure cases related to the divested lead business of St. Joe Minerals Corporation and The Doe Run Company in Herculaneum, Missouri, which the company sold in 1994, and the payment of legal fees incurred in connection with a pending indemnification action against the buyer of the lead business for these settlements and others. The tax effect associated with this loss was $3 million.